THE LAZARD FUNDS, INC.
                            Supplement to Prospectus
                                Dated May 1, 2006

Listed below are estimated per share rates to be distributed from ordinary income and capital gains for certain Portfolios of The Lazard Funds, Inc. The indicated Portfolios will be paying this distribution on August 29, 2006. The record date will be August 25, 2006, and the ex-dividend date will be August 28, 2006.

                                                                        ESTIMATED SHORT-TERM  ESTIMATED LONG-TERM
                                                   ESTIMATED ORDINARY       CAPITAL GAIN          CAPITAL GAIN
                                                     INCOME DIVIDEND      DISTRIBUTION PER      DISTRIBUTION PER
PORTFOLIO                                               PER SHARE              SHARE                 SHARE
-------------------------------------------------- -------------------- --------------------- ---------------------
Lazard Equity Portfolio
    Institutional Shares                                   $0.02                 --                    --
    Open Shares                                            $0.00*                --                    --

Lazard U.S. Equity Value Portfolio
    Institutional Shares                                   $0.14                 --                     --
    Open Shares                                            $0.12                 --                     --

Lazard U.S. Strategic Equity Portfolio
    Institutional Shares                                   $0.00*               $0.00*                 --
    Open Shares                                             --                   $0.00*                 --

Lazard Small Cap Portfolio
    Institutional Shares                                    --                   $0.09                 $0.24
    Open Shares                                             --                   $0.09                 $0.24

Lazard International Equity Portfolio
    Institutional Shares                                  $0.35                  --                     --
    Open Shares                                           $0.31                  --                     --

Lazard International Equity Select Portfolio
    Institutional Shares                                    --                    --                    $0.21
    Open Shares                                             --                    --                    $0.21

Lazard International Strategic Equity Portfolio
    Institutional Shares                                    --                    --                    $0.03
    Open Shares                                             --                    --                    $0.03

Lazard International Small Cap Portfolio
    Institutional Shares                                    --                   $0.02                 $0.58
    Open Shares                                             --                   $0.02                 $0.58

Lazard Emerging Markets Portfolio
    Institutional Shares                                   $0.02                $0.08                 $0.35
    Open Shares                                             --                   $0.08                 $0.35

_______________________________________________________________________________
*    Amount is less than $0.01 cent per share.

Please be advised that these estimates may change prior to the record date due to changes in the number of shares outstanding. The Fund will send complete tax information pertaining to your account in January 2007. Please consult your tax advisor as to how these distributions may affect your individual tax situation.

August 14, 2006